Restructuring Costs (Tables)	12 Months Ended
Dec. 31, 2011
Project Renewal [Member]
Schedule Of Restructuring Costs Recognized
The following table depicts the activity in accrued restructuring reserves for Project Renewal for 2011 aggregated by reportable business segment (in millions):

	December 31, 2010			December 31, 2011
Segment	Balance	Provision	Costs Incurred	Balance
Newell Consumer	$—	$9.7	$(1.0)	$8.7
Newell Professional	—	3.7	(1.3)	2.4
Baby & Parenting	—	2.4	(0.6)	1.8
Corporate	—	15.4	(12.6)	2.8
	$—	$31.2	$(15.5)	$15.7

Summary Of Accrued Restructuring Reserves
The following table depicts the restructuring charges incurred in connection with Project Renewal for the year ended December 31, (in millions):

2011
Facility and other exit costs, including impairments	$8.4
Employee severance, termination benefits and relocation costs	18.3
Exited contractual commitments and other	4.5
$31.2

Changes In Accrued Restructuring Reserves
Restructuring provisions were determined based on estimates prepared at the time the restructuring actions were approved by management, are periodically updated for changes and also include amounts recognized as incurred. The following table depicts the activity in accrued restructuring reserves for Project Renewal for 2011 (in millions):

	December 31, 2010			December 31, 2011
	Balance	Provision	Costs Incurred	Balance
Facility and other exit costs, including impairments	$—	$8.4	$(8.4)	$—
Employee severance, termination benefits and relocation costs	—	18.3	(7.1)	11.2
Exited contractual commitments and other	—	4.5	—	4.5
	$—	$31.2	$(15.5)	$15.7

European Transformation Plan [Member]
Changes In Accrued Restructuring Reserves
The following table depicts the activity in accrued restructuring reserves for the European Transformation Plan for 2011 (in millions):

	December 31, 2010			December 31, 2011
	Balance	Provision	Costs Incurred	Balance
Employee severance, termination benefits and relocation costs	$—	$14.9	$(8.9)	$6.0
Exited contractual commitments and other	—	4.0	(1.9)	2.1
	$—	$18.9	$(10.8)	$8.1

Project Acceleration [Member]
Schedule Of Restructuring Costs Recognized
The following table depicts the activity in accrued restructuring reserves for 2011 and 2010 aggregated by reportable business segment (in millions):

	December 31, 2010			December 31, 2011
Segment	Balance	Provision	Costs Incurred	Balance
Newell Consumer	$12.9	$—	$(10.2)	$2.7
Newell Professional	5.3	—	(1.6)	3.7
Baby & Parenting	1.7	—	(1.7)	—
Corporate	13.6	—	(10.8)	2.8
	$33.5	$—	$(24.3)	$9.2

	December 31, 2009			December 31, 2010
Segment	Balance	Provision	Costs Incurred	Balance
Newell Consumer	$20.3	$27.7	$(35.1)	$12.9
Newell Professional	4.3	10.4	(9.4)	5.3
Baby & Parenting	3.0	9.2	(10.5)	1.7
Corporate	7.5	30.1	(24.0)	13.6
	$35.1	$77.4	$(79.0)	$33.5

Summary Of Accrued Restructuring Reserves
The table below summarizes the restructuring costs recognized for Project Acceleration restructuring activities for the periods indicated (in millions):

	2010	2009	Since Inception Through December 31, 2010
Facility and other exit costs, including impairments	$6.0	$32.4	$178.4
Employee severance, termination benefits and relocation costs	53.5	48.8	241.0
Exited contractual commitments and other	17.9	18.8	79.0
	$77.4	$100.0	$498.4

Changes In Accrued Restructuring Reserves
A summary of activity in accrued restructuring reserves for continuing operations for 2011 and 2010 is as follows (in millions):

	December 31, 2010			December 31, 2011
	Balance	Provision	Costs Incurred	Balance
Facility and other exit costs, including impairments	$—	$—	$—	$—
Employee severance, termination benefits and relocation costs	22.2	—	(18.9)	3.3
Exited contractual commitments and other	11.3	—	(5.4)	5.9
	$33.5	$—	$(24.3)	$9.2

	December 31, 2009			December 31, 2010
	Balance	Provision	Costs Incurred	Balance
Facility and other exit costs, including impairments	$—	$6.0	$(6.0)	$—
Employee severance, termination benefits and relocation costs	23.3	53.5	(54.6)	22.2
Exited contractual commitments and other	11.8	17.9	(18.4)	11.3
	$35.1	$77.4	$(79.0)	$33.5

Schedule of Restructuring Charges by Segment [Table Text Block]
The table below shows restructuring costs recognized for Project Acceleration aggregated by reportable business segment for the years ended December 31, (in millions):

Segment	2011	2010	2009	Since inception through December 31, 2010
Newell Consumer	$—	$27.7	$46.8	$306.4
Newell Professional	—	10.4	15.6	90.3
Baby & Parenting	—	9.2	13.0	23.4
Corporate	—	30.1	24.6	78.3
	$—	$77.4	$100.0	$498.4

Reportable Business Segment [Member]
Schedule of Restructuring Charges by Segment [Table Text Block]
The table below shows restructuring costs recognized for all restructuring activities for the periods indicated, aggregated by reportable business segment (in millions):

Segment	2011	2010	2009
Newell Consumer	$9.7	$27.7	$46.8
Newell Professional	3.7	10.4	15.6
Baby & Parenting	2.4	9.2	13.0
Corporate	34.3	30.1	24.6
	$50.1	$77.4	$100.0